Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Commercial property revenue	$ 5,163	$ 5,397	$ 5,691
Hospitality revenue	1,073	702	1,909
Investment and other revenue	864	494	603
Total revenue	7,100	6,593	8,203
Direct commercial property expense	1,931	1,975	2,009
Direct hospitality expense	910	908	1,518
Investment and other expense	294	69	82
Interest expense	2,593	2,592	2,924
General and administrative expense	924	816	882
Total expenses	6,652	6,360	7,415
Total fair value (losses) gains, net	2,521	(1,322)	596
Share of net earnings from equity accounted investments	1,020	(749)	1,969
Income (loss) before income taxes	3,989	(1,838)	3,353
Income tax expense	490	220	196
Net income (loss)	3,499	(2,058)	3,157
Net income (loss) attributable to:
Limited partners	530	(1,098)	884
General partner	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	716	(1,119)	896
Limited partnership units of Brookfield Office Properties Exchange LP	2	(7)	6
FV LTIP units of the Operating Partnership	3	(4)	1
Class A shares of Brookfield Properties Retail Holding LLC	25	(130)	169
Interests of others in operating subsidiaries and properties	$ 2,223	$ 300	$ 1,201